Loans at amortized cost, etc. (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Loans at amortized cost [Abstract]
Retail loans		₩ 155,103,825	₩ 155,365,004
Corporate Loans	[1]	224,916,377	216,004,850
Public and other loans		4,427,500	3,788,040
Loans between banks		3,049,239	7,428,874
Credit Card Receivable		28,090,168	28,459,691
Loans at amortized cost, Gross, Total		415,587,109	411,046,459
Discount		(23,063)	(21,879)
Deferred loan origination costs and fees		505,986	525,205		₩ 541,932
Loans at amortized cost before Allowance for credit losses, Total		416,070,032	411,549,785
Allowance for credit loss		(4,330,470)	(3,650,813)
Loans at amortized cost, Net, Total		₩ 411,739,562	₩ 407,898,972	₩ 384,810,774

[1]	Included loans for solo proprietor business, etc.